Statement of Financial Position Parentheticals (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 7,460	$ 14,536
Finite-Lived Intangible Assets, Accumulated Amortization	44,139	40,653
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	19,000,000
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	9,999,945
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Common Stock, Shares Authorized	0	80,000,000
Common Stock, Shares, Issued	0	9,342,509
Common Stock, Shares, Outstanding	0	9,333,680
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Common Stock, Shares Authorized	0	10,000,000
Common Stock, Shares, Issued	0	360,050
Common Stock, Shares, Outstanding	0	360,050
Preferred Stock, Shares Outstanding	0	360,050
Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0
Preferred Stock, Shares Authorized	1,000,000	0
Preferred Stock, Shares Issued	0	0
Series A Preferred Stock [Member]
Common Stock, Shares, Issued	0	87,254
Preferred Stock, Shares Outstanding	0	87,254
Preferred, Liquidation Preference	0	198,792
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	89,526
Series A-1 Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	100,702
Preferred, Liquidation Preference	0	229,430
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	105,000
Preferred Stock, Shares Issued	0	100,702
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	91,187
Preferred, Liquidation Preference	0	207,752
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	93,180
Preferred Stock, Shares Issued	0	91,187
Series B-1 Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	64,633
Preferred, Liquidation Preference	0	147,254
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	86,000
Preferred Stock, Shares Issued	0	64,986
Series C Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	14,402
Preferred, Liquidation Preference	$ 0	$ 25,376
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	52,332
Preferred Stock, Shares Issued	0	14,402